Consolidated Statements of Profit or Loss and Other Comprehensive Loss - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of profit or loss and other comprehensive income [abstract]
Interest income	$ 17,117	$ 108,538	$ 201,174
Other income	122,729	4,951,167	3,125,775
Intellectual property expenses	(352,922)	(322,097)	(224,580)
General and administration expenses	(3,446,139)	(4,308,352)	(4,341,058)
Research and development expenses	(10,098,439)	(12,983,185)	(6,698,016)
Other operating expenses	(44,217)	(132,965)	(58,172)
Other gains and losses	333,055	349,064	(270,860)
Forfeited options from reserves	12,016
Loss before income tax expense	(13,456,800)	(12,337,830)	(8,265,737)
Income tax expense
Loss for the year	(13,456,800)	(12,337,830)	(8,265,737)
Other comprehensive loss
Total comprehensive loss for the year	$ (13,456,800)	$ (12,337,830)	$ (8,265,737)
Loss per share (basic and diluted - cents per share)	$ (1.5)	$ (2)	$ (1.55)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	894,872,224	615,772,236	533,891,470